Shareholder Report, Average Annual Return (Details) 192033_Campbell Systematic Macro Fund_Class A_TSR Annual {Class A}		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Class A (with sales charge)**
Average Annual Return, Percent	[1]	4.72%	7.86%	5.15%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Class A (without sales charge)**
Average Annual Return, Percent	[1]	8.55%	8.64%	5.53%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		20.38%	12.79%	15.37%
Barclay BTOP50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barclay BTOP50 Index
Average Annual Return, Percent		18.28%	6.91%	4.31%
SG CTA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SG CTA Index
Average Annual Return, Percent		18.41%	5.58%	3.46%

[1]
**	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.